SCHEDULE OF POSITION OF THE RSUS GRANTED RELATED TO STRATEGIC CONSULTANTS (Details) - Restricted Stock Units (RSUs) [Member] - shares			6 Months Ended	9 Months Ended	12 Months Ended
	Jul. 28, 2025	Jul. 03, 2025	Sep. 30, 2025	Dec. 31, 2025	Mar. 31, 2025	Mar. 31, 2024
Defined Benefit Plan Disclosure [Line Items]
Balance, March 31, 2025			685,373	685,373	24,075	18,519
Granted	40,742	92,944	585,020
Cancelled				(94,074)	(5,926)
Balance, December 31, 2025				533,446	685,373	24,075
Consultant A [Member]
Defined Benefit Plan Disclosure [Line Items]
Total granted amount				7,407
Converted Inception				(2,469)
Balance, March 31, 2025			4,938	4,938
Granted
Converted Inception
Cancelled
Balance, December 31, 2025				4,938	4,938
Percentage of the total				3.50%
Consultant B [Member]
Defined Benefit Plan Disclosure [Line Items]
Total granted amount				46,296
Converted Inception				(9,259)
Balance, March 31, 2025			37,037	37,037
Granted				33,333
Converted Inception				(42,592)
Cancelled
Balance, December 31, 2025				27,778	37,037
Percentage of the total				19.70%
Consultant E [Member]
Defined Benefit Plan Disclosure [Line Items]
Total granted amount				111,111
Converted Inception				(37,037)
Balance, March 31, 2025			74,074	74,074
Granted
Converted Inception				(37,037)
Cancelled				(37,037)
Balance, December 31, 2025					74,074
Percentage of the total				0.00%
Consultant F [Member]
Defined Benefit Plan Disclosure [Line Items]
Total granted amount				111,111
Converted Inception				(37,037)
Balance, March 31, 2025			74,074	74,074
Granted
Converted Inception				(37,037)
Cancelled				(37,037)
Balance, December 31, 2025					74,074
Percentage of the total				0.00%
Consultant L [Member]
Defined Benefit Plan Disclosure [Line Items]
Total granted amount				1,852
Converted Inception
Balance, March 31, 2025			1,852	1,852
Granted
Converted Inception
Cancelled
Balance, December 31, 2025				1,852	1,852
Percentage of the total				1.30%
Other Consultant [Member]
Defined Benefit Plan Disclosure [Line Items]
Total granted amount				20,371
Converted Inception				(3,704)
Balance, March 31, 2025			16,667	16,667
Granted				20,000
Converted Inception				(4,055)
Cancelled				(20,000)
Balance, December 31, 2025				12,612	16,667
Percentage of the total				8.90%
Strategic Consultants [Member]
Defined Benefit Plan Disclosure [Line Items]
Total granted amount				298,148
Converted Inception				(89,506)
Balance, March 31, 2025			208,642	208,642
Granted				53,333
Converted Inception				(120,721)
Cancelled				(94,074)
Balance, December 31, 2025				141,254	208,642
Percentage of the total				100.00%